Long-Term Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Schedule of Equity Method Investments [Line Items]
Long-term investments	¥ 31,811	¥ 31,856
Investment in equity securities without readily determinable fair value	0	0	¥ 30,000
Investments in equity securities
Schedule of Equity Method Investments [Line Items]
Long-term investments	30,000	30,000
Investments in equity method investee
Schedule of Equity Method Investments [Line Items]
Long-term investments	¥ 1,811	¥ 1,856